consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING REVENUES
Service	$ 17,508	$ 15,956
Equipment	2,497	2,336
Operating revenues (arising from contracts with customers)	20,005	18,292
Other income	111	120
Operating revenues and other income	20,116	18,412
OPERATING EXPENSES
Goods and services purchased	7,537	7,107
Employee benefits expense	6,148	4,899
Depreciation	2,514	2,226
Amortization of intangible assets	1,555	1,226
Total	17,754	15,458
OPERATING INCOME	2,362	2,954
Financing costs	1,273	632
INCOME BEFORE INCOME TAXES	1,089	2,322
Income taxes	222	604
NET INCOME	867	1,718
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(137)	(101)
Foreign currency translation adjustment arising from translating financial statements of foreign operations	(30)	41
Total items that may subsequently be reclassified to income	(167)	(60)
Items never subsequently reclassified to income
Change in measurement of investment financial assets	(12)	7
Employee defined benefit plan re-measurements	1	132
Total items never subsequently reclassified to income	(11)	139
Total	(178)	79
COMPREHENSIVE INCOME	689	1,797
NET INCOME ATTRIBUTABLE TO:
Common Shares	841	1,615
Non-controlling interests	26	103
NET INCOME	867	1,718
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	688	1,654
Non-controlling interests	1	143
COMPREHENSIVE INCOME	$ 689	$ 1,797
NET INCOME PER COMMON SHARE
Basic	$ 0.58	$ 1.16
Diluted	$ 0.58	$ 1.15
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	1,451	1,396
Diluted	1,457	1,403